Development costs	12 Months Ended
Jun. 30, 2023
Development Costs [Abstract]
Development costs	Development costs

Cost	$
Balance at July 1, 2021	3,360
Additions	3,237
Investment tax credits	(628)
Balance at June 30, 2022	5,969
Additions	7,250
Cost fully amortized	(380)
Investment tax credits	(788)
Balance at June 30, 2023	12,051

Accumulated amortization
Balance at July 1, 2021	(1,827)
Amortization	(1,281)
Balance at June 30, 2022	(3,108)
Amortization	(2,705)
Cost fully amortized	331
Balance at June 30, 2023	(5,482)

	June 30, 2023	June 30, 2022
	$	$
Net capitalized development costs	6,569	2,861
Each period, additions to development costs are recognized net of investment tax credits accrued. In addition to the above amortization, the Company has recognized $34,765 of engineering expenditures as an expense during the year ended June 30, 2023 (June 30, 2022 - $32,877).